THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 96.0%

	Shares	Value
CONSUMER DISCRETIONARY — 14.3%
Figs, Cl A*	32,300	$209,950
Genius Sports*	28,700	322,875
Green Brick Partners*	4,750	294,215
Johnson Outdoors, Cl A	4,716	156,571
Latham Group*	27,700	187,806
Lincoln Educational Services*	16,306	372,918
Lindblad Expeditions Holdings*	20,874	249,445
Petco Health & Wellness, Cl A*	46,800	140,868
Portillo’s, Cl A*	16,245	161,800
Standard Motor Products	7,829	237,688
		2,334,136
CONSUMER STAPLES — 4.5%
Grocery Outlet Holding*	14,700	193,599
Mama’s Creations*	27,645	228,348
Vital Farms*	8,384	311,885
		733,832
ENERGY — 1.1%
Core Laboratories	15,800	172,852

FINANCIALS — 4.3%
Federal Agricultural Mortgage, Cl C	1,869	321,972
Live Oak Bancshares	7,365	232,808
Plumas Bancorp	3,700	152,662
		707,442
HEALTH CARE — 22.4%
ADMA Biologics*	17,293	323,379
ANI Pharmaceuticals*	4,618	292,550
Aurinia Pharmaceuticals*	27,600	255,162
Axogen*	12,416	162,526
iRadimed	5,666	330,554
LeMaitre Vascular	4,824	391,902
MaxCyte*	38,200	78,692
Mesa Laboratories	2,256	172,539
Mirum Pharmaceuticals*	5,542	286,411

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2025 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
HEALTH CARE — continued
Omnicell*	3,500	$108,535
Pennant Group*	12,140	269,144
Simulations Plus	8,646	112,571
Tactile Systems Technology*	17,156	171,217
U.S. Physical Therapy	2,850	208,477
UFP Technologies*	1,562	353,621
Viemed Healthcare*	21,100	128,499
		3,645,779
INDUSTRIALS — 30.1%
Alamo Group	1,491	331,867
American Superconductor*	8,795	499,996
CBIZ*	2,781	169,975
Construction Partners, Cl A*	3,369	339,763
CRA International	1,526	269,583
Douglas Dynamics	6,699	191,592
Ducommun*	3,921	356,733
Energy Recovery*	19,354	260,311
Healthcare Services Group*	25,500	331,755
Helios Technologies	6,800	249,492
Huron Consulting Group*	2,401	317,124
Liquidity Services*	9,114	217,642
Newpark Resources*	34,500	311,190
Proto Labs*	6,200	267,344
Sterling Infrastructure*	1,198	320,573
Thermon Group Holdings*	8,781	248,326
Transcat*	2,871	219,431
		4,902,697
INFORMATION TECHNOLOGY — 18.1%
A10 Networks	16,898	311,261
Aehr Test Systems*	18,500	312,650
Applied Optoelectronics*	10,100	230,987
BigCommerce Holdings*	34,500	164,910
Clearfield*	5,285	231,536
Grid Dynamics Holdings*	15,800	149,942
Napco Security Technologies	8,122	247,965
nLight*	12,409	260,713

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2025 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Olo, Cl A*	42,814	$448,691
PDF Solutions*	10,600	235,638
PROS Holdings*	11,221	176,057
Vishay Precision Group*	6,347	168,322
		2,938,672
MATERIALS — 1.2%
TriMas	5,400	192,942

TOTAL COMMON STOCK
(Cost $12,342,719)		15,628,352

SHORT-TERM INVESTMENT(A) — 3.8%

First American Government Obligations Fund, Cl X , 4.230%
(Cost $610,593)	610,593	610,593
TOTAL INVESTMENTS— 99.7%
(Cost $12,953,312)		$16,238,945

Percentages are based on Net Assets of $16,283,153.

*	Non-income producing security.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

Cl	Class

RHJ-QH-004-3000

3